Other Non-operating (income)/ expenses, net	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other Non-operating (income)/ expenses, net
7.
Other Non-operating (income)/ expenses, net

	Six months ended June 30, 2024 $	Six months ended June 30, 2023 $
Foreign exchange (gain) loss	108,224	327,383
R&D credits	—	(496,448)
Other, net	(408)	(2,686)
Total	107,816	(171,751)